Contract Costs - Schedule of Contract Costs (Detail) ¥ in Millions, $ in Millions	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Jan. 01, 2018 CNY (¥)
Disclosure of detailed information about contract costs [line items]
Contract costs	¥ 5,632	$ 819	¥ 6,856
Direct incremental costs of broadband and IPTV service [member]
Disclosure of detailed information about contract costs [line items]
Contract costs	3,785		4,522
Sales commissions [member]
Disclosure of detailed information about contract costs [line items]
Contract costs	¥ 1,847		¥ 2,334